Combined Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
REVENUE:
Minimum rent	$ 108,374	$ 215,011
Overage rent	1,134	3,244
Tenant reimbursements	47,179	94,347
Other income	1,488	3,542
Total revenue	158,175	316,144
EXPENSES:
Property operating	26,219	52,359
Depreciation and amortization	47,288	93,256
Real estate taxes	18,752	38,699
Repairs and maintenance	4,934	12,084
Advertising and promotion	1,932	3,884
Provision for (recovery of) credit losses	619	1,405
General and administrative	1,865	1,865
Transaction and related costs	39,931	39,931
Ground rent and other costs	1,281	2,400
Total operating expenses	142,821	245,883
OPERATING INCOME	15,354	70,261
Interest expense	(22,677)	(36,594)
Income and other taxes	(66)	(141)
Income from unconsolidated entities	402	747
Gain upon acquisition of controlling interests and on sale of interests in properties	91,268	91,510
NET INCOME	84,281	125,783
Net income attributable to noncontrolling interests	14,480	21,590
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 69,801	$ 104,193
Earnings per common share, basic and diluted
Net income attributable to common stockholders (in dollars per share)	$ 0.45	$ 0.67